UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG FUNDS LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2017                (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2017

	Shares	Value
Common Stocks—98.2%
Consumer Discretionary—10.8%
Bojangles’, Inc.*	5,756	$113,969
Boot Barn Holdings, Inc.*	6,317	68,540
Burlington Stores, Inc.*	1,181	98,850
Chuy’s Holdings, Inc.*	351	10,319
Dana Inc.	8,764	176,507
Deckers Outdoor Corp.*	2,931	168,826
DSW, Inc., Class A	6,109	129,267
Fiesta Restaurant Group, Inc.*	2,348	61,752
The Habit Restaurants, Inc., Class A*	4,574	66,323
IMAX Corp.*	6,804	221,810
LGI Homes, Inc.*,1	765	23,761
Libbey, Inc.	3,547	60,689
LKQ Corp.*	16,626	530,536
Planet Fitness, Inc., Class A	6,808	143,240
Rent-A-Center, Inc.[1]	6,586	59,011
Tailored Brands, Inc.[1]	10,019	212,904
Total Consumer Discretionary		2,146,304
Energy—0.9%
Carrizo Oil & Gas, Inc.*	2,369	83,768
SM Energy Co.	3,226	98,425
Total Energy		182,193
Financials—9.1%
Argo Group International Holdings, Ltd.	5,111	326,849
Greenhill & Co., Inc.	3,802	112,349
James River Group Holdings, Ltd.	5,696	225,846
Raymond James Financial, Inc.	3,773	282,711
Selective Insurance Group, Inc.	4,713	196,532
Signature Bank*	2,793	439,953
Webster Financial Corp.	4,341	227,989
Total Financials		1,812,229
Health Care—19.2%
Acadia Healthcare Co., Inc.*,1	5,803	222,661
ACADIA Pharmaceuticals, Inc.*,1	6,433	222,518
Alkermes PLC*	3,250	175,858
Alnylam Pharmaceuticals, Inc.*,1	3,227	129,048
Bluebird Bio, Inc.*,1	2,737	203,907
Celldex Therapeutics, Inc.*	6,670	21,744
Cynosure, Inc., Class A*	1,035	55,269

	Shares	Value
DexCom, Inc.*	2,808	$222,253
Diplomat Pharmacy, Inc.*,1	1,665	22,877
Envision Healthcare Corp.*	2,777	188,836
HealthSouth Corp.	4,181	162,306
Impax Laboratories, Inc.*	2,455	32,283
Insulet Corp.*	1,587	66,019
Intra-Cellular Therapies, Inc.*,1	1,368	19,754
Intrexon Corp.*,1	8,445	178,696
Kite Pharma, Inc.*,1	4,858	247,612
The Medicines Co.*,1	3,430	123,652
Medidata Solutions, Inc.*	3,385	167,693
MEDNAX, Inc.*	5,331	364,374
Molina Healthcare, Inc.*	1,432	81,223
Myriad Genetics, Inc.*	5,679	91,886
Pacira Pharmaceuticals, Inc.*,1	1,869	71,863
PTC Therapeutics, Inc.*	16,843	220,643
Sage Therapeutics, Inc.*	1,081	51,866
STERIS PLC	3,746	265,329
United Therapeutics Corp.*	892	145,958
Zeltiq Aesthetics, Inc.*,1	1,395	61,854
Total Health Care		3,817,982
Industrials—21.7%
A. O. Smith Corp.	6,807	331,841
American Woodmark Corp.*	1,092	77,750
Beacon Roofing Supply, Inc.*	8,380	366,793
BMC Stock Holdings, Inc.*	5,281	98,755
Caesarstone, Ltd.*	3,380	102,583
Echo Global Logistics, Inc.*	3,065	72,794
Generac Holdings, Inc.*	964	38,811
Granite Construction, Inc.	2,980	167,267
JetBlue Airways Corp.*	9,317	182,706
KAR Auction Services, Inc.	10,977	500,002
LSI Industries, Inc.	4,397	41,860
MasTec, Inc.*	18,201	677,987
Meritor, Inc.*	11,204	161,674
Swift Transportation Co.*,1	4,409	100,658
TransUnion*	11,060	348,722
Tutor Perini Corp.*	6,648	198,110
Watsco, Inc.	3,729	569,568

AMG Frontier Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—21.7% (continued)
Wesco Aircraft Holdings, Inc.*	10,741	$162,726
Woodward, Inc.	1,422	99,028
Total Industrials		4,299,635
Information Technology—32.7%
2U, Inc.*,1	8,455	287,808
Benefitfocus, Inc.*,1	15,720	475,530
Blackhawk Network Holdings, Inc.*	5,122	182,855
Bottomline Technologies de, Inc.*	3,306	85,030
Callidus Software, Inc.*	13,191	243,374
Cavium, Inc.*	350	23,198
Cornerstone OnDemand, Inc.*	2,079	84,595
Ellie Mae, Inc.*	1,377	113,933
Euronet Worldwide, Inc.*	5,718	408,951
FLIR Systems, Inc.	4,786	169,089
Fortinet, Inc.*	3,439	114,381
Genpact, Ltd.*	2,356	58,146
Infinera Corp.*	11,308	101,885
Jack Henry & Associates, Inc.	3,508	314,948
Leidos Holdings, Inc.	4,526	218,696
MACOM Technology Solutions Holdings, Inc.*	5,558	264,283
Microsemi Corp.*	3,388	180,072
Mobileye NV*,1	4,507	193,621
New Relic, Inc.*,1	2,547	92,201
ON Semiconductor Corp.*	7,519	100,153
Paylocity Holding Corp.*	1,667	51,444
Qorvo, Inc.*	5,012	321,821
RealPage, Inc.*	6,524	199,634
Rogers Corp.*	373	29,821
Semtech Corp.*	7,478	246,400
Synchronoss Technologies, Inc.*	8,865	341,480
Tessera Holding Corp.	16,324	737,845
TiVo Corp.*	25,604	483,916
Universal Display Corp.*	4,610	304,260
Virtusa Corp.*	2,716	69,204
Total Information Technology		6,498,574

	Shares	Value
Materials—2.0%
CF Industries Holdings, Inc.	6,701	$236,478
Kraton Performance Polymers Corp., Inc.*	5,666	152,189
Total Materials		388,667
Real Estate—0.8%
Physicians Realty Trust, REIT	8,730	161,942
Telecommunication Services—1.0%
Cogent Communications Holdings, Inc.	4,863	203,273
Total Common Stocks (cost $14,623,276)		19,510,799

	Principal Amount
Short-Term Investments—12.5%
Repurchase Agreements—9.8%[2]
Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,000,016 (collateralized by various U.S. Government Agency Obligations, 0.000%—10.000%, 02/01/17—12/20/66, totaling $1,020,000)	$1,000,000	1,000,000
Daiwa Capital Markets America, dated 01/31/17, due 02/01/17, 0.580% total to be received $958,683 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.875%, 02/16/17—09/09/49, totaling $977,841)	958,668	958,668
Total Repurchase Agreements		1,958,668

	Shares
Other Investment Companies—2.7%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47%[3]	530,828	530,828
Total Short-Term Investments (cost $2,489,496)		2,489,496
Total Investments—110.7% (cost $17,112,772)		22,000,295
Other Assets, less Liabilities—(10.7)%		(2,119,282)
Net Assets—100.0%		$19,881,013

AMG TimesSquare All Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2017

	Shares	Value
Common Stocks—99.6%
Consumer Discretionary—14.9%
Amazon.com, Inc.*	635	$522,910
Charter Communications, Inc., Class A*	3,839	1,243,644
Dollar Tree, Inc.*	9,990	771,128
The Home Depot, Inc.	6,570	903,901
Netflix, Inc.*	3,520	495,299
Starbucks Corp.	12,735	703,227
Total Consumer Discretionary		4,640,109
Consumer Staples—4.2%
Costco Wholesale Corp.	5,135	841,883
The Kroger Co.	13,570	460,837
Total Consumer Staples		1,302,720
Energy—1.5%
Range Resources Corp.	14,520	469,577
Financials—7.8%
Intercontinental Exchange, Inc.	16,660	972,278
The Progressive Corp.	13,770	515,549
S&P Global, Inc.	7,745	930,794
Total Financials		2,418,621
Health Care—7.9%
Acadia Healthcare Co., Inc.*,1	16,605	637,134
Alexion Pharmaceuticals, Inc.*	4,030	526,640
Allergan PLC*	2,605	570,208
Cardinal Health, Inc.	9,565	716,992
Total Health Care		2,450,974
Industrials—14.4%
Acuity Brands, Inc.	1,500	310,845
Allegiant Travel Co.	3,535	608,020
AMETEK, Inc.	12,100	618,310
Equifax, Inc.	6,760	792,813
L3 Technologies, Inc.	4,210	668,085
On Assignment, Inc.*	20,870	944,994
TransDigm Group, Inc.	2,450	530,180
Total Industrials		4,473,247
Information Technology—42.7%
Alliance Data Systems Corp.	4,175	953,487

	Shares	Value
Alphabet, Inc., Class C*	2,391	$1,905,125
Apple, Inc.	10,784	1,308,638
Booz Allen Hamilton Holding Corp.	21,720	734,570
CoStar Group, Inc.*	6,058	1,224,322
Facebook, Inc., Class A*	7,955	1,036,696
Fidelity National Information Services, Inc.	11,875	943,113
Global Payments, Inc.	12,680	979,910
Intuit, Inc.	6,400	758,912
Microsoft Corp.	19,820	1,281,363
The Ultimate Software Group, Inc.*	4,920	952,807
Visa, Inc., Class A	11,995	992,106
WNS Holdings, Ltd., ADR*	7,430	211,309
Total Information Technology		13,282,358
Materials—2.3%
Martin Marietta Materials, Inc.	3,080	707,168
Telecommunication Services—3.9%
SBA Communications Corp., REIT*	11,690	1,230,489
Total Common Stocks (cost $25,426,662)		30,975,263

	Principal Amount
Short-Term Investments—2.7%
Repurchase Agreements—1.6%[2]
Cantor Fitzgerald Securities, Inc., dated 1/31/17, due 02/01/17, 0.560%, total to be received $485,883 (collateralized by various U.S. Government Agency Obligations, 0.000%—10.000%, 02/1/17—12/20/66, totaling $495,593)	$485,875	485,875

	Shares
Other Investment Companies—1.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47%[3]	347,737	347,737
Total Short-Term Investments (cost $833,612)		833,612
Total Investments—102.3% (cost $26,260,274)		31,808,875
Other Assets, less Liabilities—(2.3)%		(723,519)
Net Assets—100.0%		$31,085,356

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2017

	Shares	Value
Common Stocks—97.0%
Consumer Discretionary—14.5%
American Outdoor Brands Corp.*,1	29,038	$618,509
Big 5 Sporting Goods Corp.	16,400	252,560
Cavco Industries, Inc.*	4,895	480,934
Century Casinos, Inc.*	11,900	83,895
Chegg, Inc.*	69,014	496,211
Citi Trends, Inc.	23,400	375,570
Culp, Inc.	5,700	183,540
Del Taco Restaurants, Inc.*	40,083	546,732
Delta Apparel, Inc.*	43,750	819,875
Destination Maternity Corp.	20,270	114,728
Destination XL Group, Inc.*	160,546	569,938
Etsy, Inc.*	16,551	208,708
Fox Factory Holding Corp.*	29,425	762,108
Grand Canyon Education, Inc.*	16,430	969,041
Gray Television, Inc.*	26,960	319,476
The Habit Restaurants, Inc., Class A*	38,205	553,973
Haverty Furniture Cos., Inc.	8,750	190,750
iRobot Corp.*	8,876	537,531
J Alexander’s Holdings, Inc.*	19,000	190,000
Johnson Outdoors, Inc., Class A	2,525	87,062
Kirkland’s, Inc.*	11,500	159,620
Kona Grill, Inc.*	34,662	317,157
LGI Homes, Inc.*	56,249	1,747,094
Libbey, Inc.	38,560	659,762
Lifetime Brands, Inc.	16,700	249,665
Malibu Boats, Inc., Class A*	85,457	1,586,082
The Marcus Corp.	13,025	386,191
MarineMax, Inc.*	34,179	733,140
MCBC Holdings, Inc.	14,900	207,855
Monarch Casino & Resort, Inc.*	12,100	287,496
Papa Murphy’s Holdings, Inc.*	10,780	48,726
Potbelly Corp.*,1	12,200	158,600
Red Robin Gourmet Burgers, Inc.*	5,790	275,314
Rocky Brands, Inc.	5,725	72,421
Ruth’s Hospitality Group, Inc.	26,800	459,620
Salem Media Group, Inc.	69,881	426,274
Spartan Motors, Inc.	9,700	76,630
Sportsman’s Warehouse Holdings, Inc.*	69,853	519,706
Stein Mart, Inc.	38,300	140,178

	Shares	Value
Stoneridge, Inc.*	21,600	$354,456
Superior Uniform Group, Inc.	22,080	375,802
Tandy Leather Factory, Inc.*	72,200	559,550
Tower International, Inc.	14,700	385,140
UCP, Inc., Class A*	9,800	111,230
Unifi, Inc.*	9,700	260,833
Universal Electronics, Inc.*	38,248	2,275,756
West Marine, Inc.*	20,500	190,035
William Lyon Homes, Class A*	16,048	283,247
Wingstop, Inc.[1]	38,350	1,091,825
ZAGG, Inc.*	79,897	535,310
Zoe’s Kitchen, Inc.*	14,141	308,698
Total Consumer Discretionary		23,604,554
Consumer Staples—2.1%
Calavo Growers, Inc.[1]	4,001	221,255
Farmer Bros. Co.*	11,200	389,760
John B Sanfilippo & Son, Inc.	12,820	843,428
Landec Corp.*,1	39,930	503,118
Medifast, Inc.	9,900	417,483
MGP Ingredients, Inc.[1]	5,024	212,967
Omega Protein Corp.*	11,700	291,915
Primo Water Corp.*	46,405	599,553
Total Consumer Staples		3,479,479
Energy—3.1%
Callon Petroleum Co.*	61,880	945,526
Dawson Geophysical Co.*	50,959	403,595
GasLog, Ltd.[1]	49,540	827,318
Gulf Island Fabrication, Inc.	32,691	454,405
Gulfport Energy Corp.*	24,440	510,796
Matrix Service Co.*	10,200	228,480
Natural Gas Services Group, Inc.*	12,100	347,270
Pioneer Energy Services Corp.*	77,055	485,446
Ring Energy, Inc.*,1	64,160	846,912
Synergy Resources Corp.*	6,250	53,812
Total Energy		5,103,560
Financials—18.6%
Access National Corp.[1]	4,400	117,392
American National Bankshares, Inc.	5,700	202,350
AMERISAFE, Inc.	22,910	1,444,476
Arrow Financial Corp.	7,606	268,492
Atlas Financial Holdings, Inc.*	35,550	604,350

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials—18.6% (continued)
Bank Mutual Corp.	21,300	$203,415
Bank of Marin Bancorp	2,900	194,880
Blue Capital Reinsurance Holdings, Ltd.	13,600	259,080
Bridge Bancorp, Inc.	9,308	336,484
Bryn Mawr Bank Corp.	9,172	367,339
Capstar Financial Holdings, Inc.*,1	17,247	360,462
CenterState Banks, Inc.	59,910	1,461,205
Central Valley Community Bancorp	10,100	204,323
Charter Financial Corp.	6,100	104,798
CNB Financial Corp.	4,800	112,608
CoBiz Financial, Inc.	46,080	807,322
Compass Diversified Holdings	112,860	1,975,050
Crawford & Co., Class B	23,500	284,820
Diamond Hill Investment Group, Inc.	1,900	384,180
Equity Bancshares, Inc., Class A*,1	3,500	114,310
Farmers Capital Bank Corp.	2,800	104,020
Farmers National Banc Corp.	7,000	88,200
Federal Agricultural Mortgage Corp., Class C	7,300	406,318
First Bancorp[1]	41,830	1,224,364
First Community Bancshares, Inc.	7,600	221,160
First Defiance Financial Corp.	10,400	503,984
First Financial Corp.	7,900	381,965
First Interstate BancSystem, Inc., Class A	8,343	343,314
The First of Long Island Corp.	3,905	105,826
Flushing Financial Corp.	14,350	390,320
German American Bancorp, Inc.	16,870	809,591
Greenhill & Co., Inc.	15,910	470,140
Hallmark Financial Services, Inc.*	7,900	86,426
HCI Group, Inc.	5,700	235,752
Heritage Commerce Corp.	11,894	166,992
Heritage Financial Corp.	39,267	1,001,308
Home Bancorp, Inc.	3,000	106,710
HomeStreet, Inc.*	5,323	139,463
Independent Bank Corp.	23,300	489,300
Independent Bank Group, Inc.	7,859	488,437
Kinsale Capital Group, Inc.	20,488	601,323
Lakeland Bancorp, Inc.	17,863	331,359
Live Oak Bancshares, Inc.	6,370	130,266
MainSource Financial Group, Inc.	9,500	312,170
Marlin Business Services Corp.	9,400	215,730

	Shares	Value
Mercantile Bank Corp.	26,300	$849,490
Merchants Bancshares, Inc.	1,900	96,900
NewStar Financial, Inc.*	11,200	99,456
NMI Holdings, Inc., Class A*	47,208	509,846
Northrim BanCorp, Inc.	26,876	759,247
Old Second Bancorp, Inc.	19,200	207,360
Pacific Continental Corp.	7,600	188,480
Pacific Premier Bancorp, Inc.*	52,826	2,078,703
Piper Jaffray Cos.*	8,943	630,482
Preferred Bank	30,130	1,669,503
Regional Management Corp.*	15,300	382,653
Riverview Bancorp, Inc.	16,200	124,254
Sierra Bancorp	3,800	101,688
Southwest Bancorp, Inc.	7,100	196,670
State Bank Financial Corp.	22,900	605,476
State National Cos, Inc.	14,200	195,392
Stock Yards Bancorp, Inc.	8,435	377,888
Territorial Bancorp, Inc.	6,125	193,979
TriState Capital Holdings, Inc.*	14,700	326,340
Triumph Bancorp, Inc.*	7,600	205,580
United Community Financial Corp.	21,900	186,369
Waterstone Financial, Inc.	16,300	295,030
West Bancorporation, Inc.	4,825	110,010
WisdomTree Investments, Inc.[1]	55,781	574,544
Total Financials		30,127,114
Health Care—13.5%
Acceleron Pharma, Inc.*	7,469	181,347
Addus HomeCare Corp.*	5,800	198,070
AxoGen, Inc.*	67,631	737,178
BioTelemetry, Inc.*,1	14,700	338,835
Blueprint Medicines Corp.*,1	31,275	1,065,852
Cardiovascular Systems, Inc.*	24,147	596,431
Chembio Diagnostics, Inc.*	12,700	71,120
Clovis Oncology, Inc.*,1	16,467	1,067,062
Coherus Biosciences, Inc.*	21,651	604,063
Corcept Therapeutics, Inc.*,1	68,992	490,533
Entellus Medical, Inc.*,1	11,829	202,394
Enzo Biochem, Inc.*	26,900	179,692
Exactech, Inc.*	22,840	563,006
Five Prime Therapeutics, Inc.*	7,657	350,767
Foundation Medicine, Inc.*	19,515	381,518

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care—13.5% (continued)
Genomic Health, Inc.*	15,171	$416,899
Glaukos Corp.*	32,128	1,324,316
Heska Corp.*	2,600	207,012
Inogen, Inc.*	14,163	911,672
iRhythm Technologies, Inc.*,1	26,246	856,407
IRIDEX Corp.*	17,116	238,768
K2M Group Holdings, Inc.*,1	23,975	487,172
Lantheus Holdings, Inc.*	19,800	168,300
LeMaitre Vascular, Inc.	15,900	361,089
Mazor Robotics, Ltd., ADR*	13,408	308,652
NanoString Technologies, Inc.*	23,720	427,909
Natera, Inc.*	41,986	376,195
National Research Corp., Class A	5,800	101,210
NeoGenomics, Inc.*	99,385	801,043
NxStage Medical, Inc.*	9,823	264,239
OraSure Technologies, Inc.*	53,500	471,870
Pacific Biosciences of California, Inc.*,1	73,980	356,584
Pfenex, Inc.*	9,700	77,406
The Providence Service Corp.*	9,500	367,175
Repligen Corp.*	11,282	338,911
Sage Therapeutics, Inc.*,1	8,790	421,744
Spark Therapeutics, Inc.*,1	7,322	461,725
The Spectranetics Corp.*,1	22,886	591,603
Streamline Health Solutions, Inc.*	71,601	105,253
Surmodics, Inc.*	13,030	315,326
Tactile Systems Technology, Inc.*,1	22,362	344,598
Tivity Health, Inc.*	19,346	496,225
U.S. Physical Therapy, Inc.	18,926	1,327,659
Utah Medical Products, Inc.	1,500	93,300
Vascular Solutions, Inc.*	7,200	402,840
Vocera Communications, Inc.*	16,600	344,450
Xencor, Inc.*	19,453	463,565
Zeltiq Aesthetics, Inc.*,1	13,731	608,833
Total Health Care		21,867,818
Industrials—19.9%
ACCO Brands Corp.*	96,633	1,232,071
Air Transport Services Group, Inc.*	41,693	672,508
Alamo Group, Inc.	5,159	390,175
ArcBest Corp.	9,900	312,840
Argan, Inc.	4,287	316,166

	Shares	Value
AZZ, Inc.	21,270	$1,266,628
Blue Bird Corp.*,1	12,800	215,680
Builders FirstSource, Inc.*	28,771	309,576
Casella Waste Systems, Inc., Class A*	55,447	640,967
Celadon Group, Inc.[1]	39,369	299,204
Columbus McKinnon Corp.	65,420	1,798,396
Covenant Transportation Group, Inc., Class A*	41,336	889,964
CRA International, Inc.	11,750	390,453
Ducommun, Inc.*	26,580	787,565
DXP Enterprises, Inc.*	19,944	754,282
Echo Global Logistics, Inc.*	9,907	235,291
Ennis, Inc.	56,260	950,794
Gencor Industries, Inc.*	15,897	248,788
Global Brass & Copper Holdings, Inc.	12,000	397,800
GP Strategies Corp.*	5,700	146,490
The Greenbrier Cos., Inc.[1]	20,437	894,119
Heidrick & Struggles International, Inc.	9,400	210,090
Heritage-Crystal Clean, Inc.*	13,500	201,825
Hudson Technologies, Inc.*	119,390	866,771
Hurco Cos., Inc.	2,700	82,620
Insteel Industries, Inc.	10,700	396,328
Interface, Inc.	15,020	273,364
Kadant, Inc.	3,400	209,440
The KEYW Holding Corp.*	2,120	21,221
Kornit Digital, Ltd.*,1	73,574	1,221,328
Limbach Holdings, Inc.*	18,902	260,848
Lydall, Inc.*	17,312	1,056,032
Manitex International, Inc.*	26,568	230,079
Marten Transport, Ltd.	28,512	651,499
Mercury Systems, Inc.*	19,505	657,709
NCI Building Systems, Inc.*	19,765	316,240
Neff Corp., Class A*	71,882	1,128,547
NN, Inc.	38,520	745,362
NV5 Global, Inc.*,1	46,165	1,881,224
Old Dominion Freight Line, Inc.*	3,125	275,875
Orion Group Holdings, Inc.*	29,800	312,900
Patrick Industries, Inc.*	49,195	4,021,691
PGT, Inc.*	61,470	706,905
Radiant Logistics, Inc.*	152,100	558,207
Sparton Corp.*	4,570	99,078

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials—19.9% (continued)
Sterling Construction Co., Inc.*	37,300	$341,668
Sun Hydraulics Corp.	1,810	70,916
Supreme Industries, Inc., Class A	15,049	276,300
Titan International, Inc.	58,458	776,907
TPI Composites, Inc.*,1	22,887	444,237
Triton International, Ltd	14,834	361,060
Universal Logistics Holdings, Inc.	5,000	72,250
Vectrus, Inc.*	17,600	396,704
YRC Worldwide, Inc.*,1	6,900	103,017
Total Industrials		32,377,999
Information Technology—17.6%
8x8, Inc.*	89,659	1,421,095
Alarm.com Holdings, Inc.*	11,671	316,167
Amber Road, Inc.*	59,573	527,221
American Software, Inc., Class A	27,550	289,000
Applied Optoelectronics, Inc.*	7,959	244,819
Apptio, Inc.,Class A*,1	11,306	156,475
Aspen Technology, Inc.*	11,890	631,478
Bel Fuse, Inc., Class B	9,500	302,100
Blackline, Inc.*,1	8,208	223,093
Calix, Inc.*	23,800	171,360
Carbonite, Inc.*	5,800	100,050
CEVA, Inc.*	21,129	746,910
comScore, Inc.*	3,670	123,128
Control4 Corp.*	56,106	604,823
CTS Corp.	17,300	371,950
CYREN, Ltd.*	69,740	139,480
DHI Group, Inc.*	90,400	515,280
Digi International, Inc.*	22,583	294,708
ePlus, Inc.*	3,600	403,380
Everbridge, Inc.*	49,785	919,529
Exa Corp.*,1	34,994	542,407
Fabrinet*	9,503	400,361
Five9, Inc.*	108,623	1,679,312
Glu Mobile, Inc.*	43,380	99,774
Guidance Software, Inc.*	14,000	101,640
The Hackett Group, Inc.	22,800	370,500
II-VI, Inc.*	18,124	661,526

	Shares	Value
Impinj, Inc.*,1	13,061	$459,878
Information Services Group, Inc.*	42,900	141,570
Inphi Corp.*	14,627	670,209
Materialise N.V., ADR*	39,110	323,440
MaxLinear, Inc., Class A*	19,917	509,477
Mimecast, Ltd.*	20,807	442,357
MINDBODY, Inc., Class A*	60,933	1,483,719
Mitek Systems, Inc.*	77,640	512,424
Nanometrics, Inc.*	8,200	210,822
NCI, Inc., Class A	13,400	170,180
Novanta, Inc.*	88,210	1,971,494
Oclaro, Inc.*	46,415	455,331
PC Connection, Inc.	21,796	594,595
Planet Payment, Inc.*	54,815	231,319
Q2 Holdings, Inc.*	29,481	936,022
QAD, Inc., Class A	3,500	101,150
Radisys Corp.*	54,900	242,109
Sapiens International Corp. N.V.	82,990	1,108,746
ShoreTel, Inc.*	49,300	342,635
SPS Commerce, Inc.*	5,777	398,613
Talend, S.A., ADR*,1	23,012	518,230
Tangoe, Inc.*	19,590	142,615
TechTarget, Inc.*	68,681	605,080
TESSCO Technologies, Inc.	53,460	759,132
Tucows, Inc., Class A*,1	6,100	312,015
Tyler Technologies, Inc.*	5,900	861,518
USA Technologies, Inc.*,1	141,725	595,245
Vishay Precision Group, Inc.*	16,380	272,727
Xactly Corp.*	53,019	644,181
Xplore Technologies Corp.*	66,392	158,013
Total Information Technology		28,532,412
Materials—4.6%
Ferro Corp.*	52,675	744,824
FutureFuel Corp.	29,480	382,945
Koppers Holdings, Inc.*	28,020	1,133,409
Materion Corp.	10,125	397,912
Myers Industries, Inc.	18,100	249,780
OMNOVA Solutions, Inc.*	139,081	1,265,637
Real Industry, Inc.*	18,040	97,416

AMG Managers Emerging Opportunities Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Materials—4.6% (continued)
Ryerson Holding Corp.*	50,186	$531,972
SunCoke Energy, Inc.*	28,175	248,504
Universal Stainless & Alloy Products, Inc.*	45,060	760,613
US Concrete, Inc.*,1	23,917	1,566,564
Total Materials		7,379,576
Real Estate—1.8%
Community Healthcare Trust, Inc., REIT	47,570	1,026,085
Gramercy Property Trust, REIT	9,448	248,860
LaSalle Hotel Properties, REIT	9,750	294,158
Midland States Bancorp, Inc.	5,700	193,002
NexPoint Residential Trust, Inc., REIT	18,659	431,209
One Liberty Properties, Inc., REIT	12,100	280,236
Whitestone, REIT	25,800	358,878
Total Real Estate		2,832,428
Telecommunication Services—0.6%
Boingo Wireless, Inc.*	88,035	1,030,010
Utilities—0.7%
Connecticut Water Service, Inc.	4,000	216,160
Middlesex Water Co.	4,600	173,926
Unitil Corp.	16,610	760,240
Total Utilities		1,150,326
Total Common Stocks (cost $114,459,077)		157,485,276
Exchange Traded Funds—0.0%
SPDR S&P Regional Banking ETF (cost $28,000)	1,450	80,330

	Principal Amount	Value
Short-Term Investments—10.2%
Repurchase Agreements—6.6%[2]
Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $2,533,470 (collateralized by various U.S. Government Agency Obligations, 0.000%—10.000%, 02/01/17—12/20/66, totaling $2,584,100)	$2,533,431	$2,533,431
Daiwa Capital Markets America, dated 01/31/17, due 02/01/17, 0.580% total to be received $2,533,472 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.875%, 02/16/17—09/09/49, totaling $2,584,100)	2,533,431	2,533,431
Nomura Securities International, Inc., dated 01/31/17, due 02/01/17, 0.550% total to be received $2,533,470 (collateralized by various U.S. Government Agency Obligations, 0.000%—7.125%, 02/10/17—12/20/66, totaling $2,584,100)	2,533,431	2,533,431
RBC Dominion Securities, Inc., dated 01/31/17, due 02/01/17, 0.540% total to be received $533,186 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.000%, 03/01/37—01/01/47, totaling $2,584,100)	2,533,431	2,533,431
Royal Bank of Scotland PLC, dated 01/31/17, due 02/01/17, 0.560% total to be received $2,533,470 (collateralized by various U.S. Government Agency Obligations, 0.494% - 3.500%, 07/31/18—05/15/20, totaling $543,849)	533,178	533,178
Total Repurchase Agreements		10,666,902

	Shares
Other Investment Companies—3.6%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47%[3]	5,885,842	5,885,842
Total Short-Term Investments (cost $16,552,744)		16,552,744
Total Investments—107.2% (cost $131,039,821)		174,118,350
Other Assets, less Liabilities—(7.2)%		(11,717,793)
Net Assets—100.0%		$162,400,557

AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2017

	Shares	Value
REITs—99.5%
Apartments—18.3%
American Homes 4 Rent, Class A	178,160	$3,969,405
AvalonBay Communities, Inc.	126,050	21,845,725
Camden Property Trust	73,070	6,106,460
Colony Starwood Homes	116,590	3,666,755
Education Realty Trust, Inc.	67,130	2,699,297
Equity Residential	182,950	11,117,872
Essex Property Trust, Inc.	36,300	8,142,090
Mid-America Apartment Communities, Inc.	22,460	2,132,577
Silver Bay Realty Trust Corp.	80,600	1,358,110
UDR, Inc.	291,250	10,179,188
Total Apartments		71,217,479
Diversified—12.1%
American Assets Trust, Inc.	36,740	1,577,248
Digital Realty Trust, Inc.	58,360	6,281,287
Duke Realty Corp.	389,000	9,464,370
Equinix, Inc.	6,750	2,598,615
Forest City Realty Trust, Inc., Class A	124,530	2,819,359
Liberty Property Trust	81,630	3,133,776
PS Business Parks, Inc.	31,580	3,538,223
STAG Industrial, Inc.	87,910	2,034,237
Vornado Realty Trust	145,460	15,463,853
Total Diversified		46,910,968
Health Care—10.0%
HCP, Inc.	397,850	12,062,813
Healthcare Trust of America, Inc., Class A	132,390	3,848,578
Medical Properties Trust, Inc.	67,940	866,235
Ventas, Inc.	128,530	7,926,446
Welltower, Inc.	216,020	14,322,127
Total Health Care		39,026,199
Hotels—6.7%
Chesapeake Lodging Trust	50,720	1,298,432
Hilton Worldwide Holdings, Inc.	69,340	3,992,597
Host Hotels & Resorts, Inc.	612,690	11,071,308
RLJ Lodging Trust	162,300	3,766,983
Sunstone Hotel Investors, Inc.	408,230	6,009,146
Total Hotels		26,138,466

	Shares	Value
Office Property—15.0%
Alexandria Real Estate Equities, Inc.	24,490	$2,713,982
Boston Properties, Inc.	146,940	19,234,446
Columbia Property Trust, Inc.	153,320	3,411,370
Corporate Office Properties Trust	89,560	2,849,799
Douglas Emmett, Inc.	227,953	8,625,742
Highwoods Properties, Inc.	86,640	4,454,162
Hudson Pacific Properties, Inc.	144,900	5,130,909
Mack-Cali Realty Corp.	99,150	2,778,183
Parkway, Inc.*	155,280	3,305,911
SL Green Realty Corp.	51,980	5,664,261
Total Office Property		58,168,765
Regional Malls—12.5%
General Growth Properties, Inc.	406,580	10,099,447
The Macerich Co.	128,480	8,825,291
Simon Property Group, Inc.	161,443	29,668,380
Total Regional Malls		48,593,118
Shopping Centers—9.5%
Brixmor Property Group, Inc.	111,430	2,688,806
DDR Corp.	471,410	7,156,004
Equity One, Inc.	137,130	4,277,085
Kimco Realty Corp.	413,840	10,300,478
Regency Centers Corp.	91,420	6,374,717
Weingarten Realty Investors	175,680	6,259,478
Total Shopping Centers		37,056,568
Storage—7.7%
CubeSmart	420,800	10,574,704
Public Storage	90,140	19,380,100
Total Storage		29,954,804
Warehouse/Industrials—7.7%
CyrusOne, Inc.	192,470	9,269,355
First Industrial Realty Trust, Inc.	79,240	2,048,354
Prologis, Inc.	327,980	16,021,823
QTS Realty Trust, Inc., Class A	50,070	2,523,027
Total Warehouse/Industrials		29,862,559
Total REITs
(cost $379,879,962)		386,928,926

AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies—0.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47%[3] (cost $1,132,406)	1,132,406	$1,132,406

Value
Total Investments—99.8%
(cost $381,012,368)	$388,061,332
Other Assets, less Liabilities—0.2%	940,968
Net Assets—100.0%	$389,002,300

AMG GW&K Core Bond Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2017

	Principal Amount	Value
Corporate Bonds and Notes—44.7%
Financials—19.3%
American Tower Corp., 3.375%, 10/15/26	$2,748,000	$2,612,414
Bank of America Corp., MTN, 3.875%, 08/01/25	6,259,000	6,337,970
Berkshire Hathaway, Inc., 3.125%, 03/15/26	5,870,000	5,827,131
Citigroup, Inc., 2.050%, 12/07/18	8,554,000	8,559,363
Crown Castle International Corp., 5.250%, 01/15/23	5,870,000	6,398,594
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	5,468,000	6,591,926
JPMorgan Chase & Co., Series S, 6.750%, 01/29/49[4,5]	4,038,000	4,424,275
Morgan Stanley, GMTN, 5.500%, 07/28/21	5,775,000	6,407,160
National Rural Utilities Cooperative Finance Corp., MTN, 3.250%, 11/01/25	4,342,000	4,387,144
US Bancorp, MTN, 2.950%, 07/15/22	7,743,000	7,821,940
Visa, Inc., 3.150%, 12/14/25	4,355,000	4,354,451
Wells Fargo & Co., Series U, 5.875%, 12/29/49[4,5]	4,210,000	4,481,019
Weyerhaeuser Co., 7.375%, 03/15/32	4,687,000	6,064,865
Total Financials		74,268,252
Industrials—25.4%
AbbVie, Inc., 3.200%, 11/06/22	4,351,000	4,367,051
Automatic Data Processing, Inc., 3.375%, 09/15/25	5,711,000	5,853,090
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	3,621,000	4,671,937
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/25	4,050,000	4,265,820
Comcast Corp., 7.050%, 03/15/33	2,487,000	3,311,916
CSX Corp., 2.600%, 11/01/26	4,264,000	3,966,296
CVS Health Corp., 5.125%, 07/20/45	3,580,000	3,952,603
eBay, Inc., 3.800%, 03/09/22	4,399,000	4,532,747
Express Scripts Holding Co., 3.400%, 03/01/27	6,464,000	6,037,370
Georgia-Pacific LLC, 8.000%, 01/15/24	5,055,000	6,420,350
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23	4,135,000	4,359,973
International Paper Co., 3.000%, 02/15/27	6,489,000	6,104,034
McDonald’s Corp., MTN, 3.700%, 01/30/26	4,223,000	4,291,096
Microsoft Corp., 3.750%, 02/12/45	4,190,000	3,913,573
Mohawk Industries, Inc., 3.850%, 02/01/23	4,302,000	4,394,777
Molson Coors Brewing Co., 3.000%, 07/15/26	4,330,000	4,081,306
Newell Brands, Inc., 3.850%, 04/01/23	4,405,000	4,547,052
Omnicom Group, Inc., 3.600%, 04/15/26	4,365,000	4,334,432
Owens Corning, 4.200%, 12/15/22	4,275,000	4,448,633
Southwest Airlines Co., 3.000%, 11/15/26	4,225,000	3,996,512
Verizon Communications, Inc., 4.400%, 11/01/34	6,150,000	5,880,507
Total Industrials		97,731,075
Total Corporate Bonds and Notes (cost $175,266,938)		171,999,327

AMG GW&K Core Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds—6.9%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	$5,150,000	$7,586,053
Los Angeles Unified School District, 5.750%, 07/01/34	5,355,000	6,679,345
Metropolitan Transportation Authority Revenue, Build America Bonds, 6.687%, 11/15/40	3,360,000	4,448,774
New Jersey Transportation Trust Fund Authority Revenue, Build America Bonds, Series C, 5.754%, 12/15/28	4,160,000	4,308,346
Ohio Jobs Beverage System Statewide Revenue Bonds, Taxable Series B, 4.532%, 01/01/35	3,130,000	3,320,711
Total Municipal Bonds (cost $26,804,106)		26,343,229
U.S. Government and Agency Obligations—45.8%
Federal Home Loan Mortgage Corporation—4.7%
FHLMC Gold Pool,
3.500%, 11/01/25	8,347,941	8,764,150
4.000%, 05/01/26	336,298	353,092
5.000%, 07/01/41 to 07/01/44	7,850,845	8,661,697
Total Federal Home Loan Mortgage Corporation		17,778,939
Federal National Mortgage Association—25.8%
FNMA,
3.500%, 07/01/28 to 02/01/46	10,560,307	10,917,865
4.000%, 01/01/29 to 08/01/43	11,536,744	12,101,924
4.500%, 04/01/39 to 06/01/46	37,097,516	40,149,599
5.000%, 02/01/34 to 08/01/40	17,170,681	18,800,899
5.500%, 08/01/37 to 10/01/41	15,444,246	17,315,461
Total Federal National Mortgage Association		99,285,748
U.S. Government Obligations—15.3%
U.S. Treasury Bonds,
4.500%, 02/15/36	3,000,000	3,791,601
6.250%, 08/15/23	25,034,000	31,301,788
U.S. Treasury Note,
1.750%, 03/31/22	4,000,000	3,957,656
2.000%, 11/30/22	19,905,000	19,794,587
Total U.S. Government Obligations		58,845,632
Total U.S. Government and Agency Obligations (cost $177,877,442)		175,910,319
	Shares
Other Investment Companies—2.3%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47%[3] (cost $8,966,887)	8,966,887	8,966,887
Total Investments—99.7% (cost $388,915,373)		383,219,762
Other Assets, less Liabilities—0.3%		1,257,980
Net Assets—100.0%		$384,477,742

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Frontier Small Cap Growth Fund	$17,640,452	$4,920,098	$(560,255)	$4,359,843
AMG TimesSquare All Cap Growth Fund	26,657,792	5,528,077	(376,994)	5,151,083
AMG Managers Emerging Opportunities Fund	133,241,975	45,033,261	(4,156,886)	40,876,375
AMG Managers CenterSquare Real Estate Fund	382,187,379	15,696,826	(9,822,873)	5,873,953
AMG GW&K Core Bond Fund	388,915,373	976,085	(6,671,696)	(5,695,611)

*	Non-income producing security.

[1]	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Frontier Small Cap Growth Fund	$1,962,088	9.9%
AMG TimesSquare All Cap Growth Fund	477,822	1.5%
AMG Managers Emerging Opportunities Fund	10,483,223	6.4%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Variable Rate Security. The rate listed is as of January 31, 2017, and is periodically reset subject to terms and conditions set forth in the debenture.
[5]	Perpetuity Bond. The date shown is the final call date.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all

Notes to Schedules of Portfolio Investments (continued)

available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2017, the securities AMG Managers CenterSquare Real Estate Fund were all valued using Level 1 inputs. For a detailed breakout of the REITs by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of January 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Frontier Small Cap Growth Fund
Investments in Securities
Common Stocks†	$19,510,799	—	—	$19,510,799
Short-Term Investments
Repurchase Agreements	—	$1,958,668	—	1,958,668
Other Investment Companies	530,828	—	—	530,828

Total Investments in Securities	$20,041,627	$1,958,668	—	$22,000,295

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG TimesSquare All Cap Growth Fund
Investments in Securities
Common Stocks†	$30,975,263	—	—	$30,975,263
Short-Term Investments
Repurchase Agreements	—	$485,875	—	485,875
Other Investment Companies	347,737	—	—	347,737

Total Investments in Securities	$31,323,000	$485,875	—	$31,808,875

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Emerging Opportunities Fund
Investments in Securities
Common Stocks†	$157,485,276	—	—	$157,485,276
Exchange Traded Funds	80,330	—	—	80,330
Short-Term Investments
Repurchase Agreements	—	$10,666,902	—	10,666,902
Other Investment Companies	5,885,842	—	—	5,885,842

Total Investments in Securities	$163,451,448	$10,666,902	—	$174,118,350

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Core Bond Fund
Investments in Securities
Corporate Bonds and Notes††	—	$171,999,327	—	$171,999,327
Municipal Bonds	—	26,343,229	—	26,343,229
U.S. Government and Agency Obligations††	—	175,910,319	—	175,910,319
Other Investment Companies	$8,966,887	—	—	8,966,887

Total Investments in Securities	$8,966,887	$374,252,875	—	$383,219,762

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes and U.S. government and agency obligations held in the AMG GW&K Core Bond Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of January 31, 2017, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

ETF: Exchange Traded Fund

FHLMC: Federal Home Loan Mortgage Corporation

FNMA: Federal National Mortgage Association

GMTN: Global Medium-Term Note

MTN: Medium-Term Note

REIT: Real Estate Investment Trust

SPDR: Standard & Poor’s Depositary Receipts

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2017

	Shares	Value
Common Stocks—99.7%
Consumer Discretionary—11.6%
1-800-Flowers.com, Inc., Class A*	17,600	$158,400
Amazon.com, Inc.*	755	621,727
AMC Networks, Inc., Class A*	4,011	230,031
Best Buy Co., Inc.	12,171	541,853
The Children’s Place, Inc.	5,900	572,300
Comcast Corp., Class A	2,158	162,756
Discovery Communications, Inc., Class A*,1	1,233	34,956
Discovery Communications, Inc., Class C*	20,308	562,735
DISH Network Corp., Class A*	2,000	118,340
Extended Stay America, Inc.	40,814	661,595
Graham Holdings Co., Class B	662	343,942
The Home Depot, Inc.	1,170	160,969
Hyatt Hotels Corp., Class A*	1,300	71,123
International Speedway Corp., Class A	5,124	187,795
iRobot Corp.*	5,593	338,712
Liberty Media Corp-Liberty SiriusXM, Class A*	23,316	844,972
Lowe’s Cos., Inc.	6,998	511,414
Penske Automotive Group, Inc.[1]	6,402	348,013
Pool Corp.	8,163	861,686
Potbelly Corp.*,1	14,330	186,290
Rent-A-Center, Inc.	48,155	431,469
Speedway Motorsports, Inc.	1,679	36,082
Standard Motor Products, Inc.	3,900	194,493
Tenneco, Inc.*	11,900	802,655
The Walt Disney Co.	1,405	155,463
West Marine, Inc.*	5,018	46,517
Total Consumer Discretionary		9,186,288
Consumer Staples—9.3%
Altria Group, Inc.	24,500	1,743,910
Central Garden and Pet Co.*,1	19,577	643,104
Central Garden and Pet Co., Class A*	21,818	671,558
The Coca-Cola Co.	3,487	144,955
Hormel Foods Corp.	13,600	493,680
Ingredion, Inc.	929	119,088
Medifast, Inc.	12,674	534,463
National Beverage Corp.[1]	6,098	306,059
Nutraceutical International Corp.	1,221	40,903
PepsiCo, Inc.	2,300	238,694
Philip Morris International, Inc.	783	75,270

	Shares	Value
The Procter & Gamble Co.	3,931	$344,356
Tyson Foods, Inc., Class A	19,400	1,218,126
US Foods Holding Corp.*	9,436	256,659
Village Super Market, Inc., Class A	4,495	136,154
Wal-Mart Stores, Inc.	6,000	400,440
Total Consumer Staples		7,367,419
Energy—7.1%
Chevron Corp.	2,308	256,996
Dril-Quip, Inc.*,1	10,928	679,722
Exxon Mobil Corp.	11,300	947,957
International Seaways, Inc.*	17,952	312,006
Marathon Petroleum Corp.	9,400	451,670
Phillips 66	4,600	375,452
Rowan Cos. PLC, Class A*	56,464	1,011,835
TechnipFMC PLC*	34,700	1,166,614
Valero Energy Corp.	5,800	381,408
World Fuel Services Corp.	1,481	65,875
Total Energy		5,649,535
Financials—15.3%
Alleghany Corp.*	1,297	793,206
American International Group, Inc.	4,900	314,874
Arch Capital Group, Ltd.*	11,700	1,033,695
Ares Commercial Real Estate Corp.	5,300	71,444
Bank of America Corp.	12,341	279,400
Berkshire Hathaway, Inc., Class B*	13,387	2,197,342
Brown & Brown, Inc.	25,500	1,074,315
Capitol Federal Financial, Inc.	28,800	444,960
CenterState Banks, Inc.	5,600	136,584
Central Valley Community Bancorp	2,657	53,751
Chubb, Ltd.	1,203	158,182
Citigroup, Inc.	4,100	228,903
Discover Financial Services	10,498	727,301
Enova International, Inc.*	5,930	83,613
Enterprise Financial Services Corp.	2,000	83,300
Erie Indemnity Co., Class A	2,000	224,220
Everest Re Group, Ltd.	2,200	483,846
First Defiance Financial Corp.	1,481	71,769
First Financial Corp	525	25,384
First Interstate BancSystem, Inc., Class A	4,099	168,674
Heritage Commerce Corp.	1,823	25,595

1

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials—15.3% (continued)
Heritage Insurance Holdings, Inc.	9,892	$140,269
HomeTrust Bancshares, Inc.*	1,066	26,383
Independent Bank Corp.	3,492	73,332
JPMorgan Chase & Co.	6,868	581,239
PrivateBancorp, Inc.	4,367	238,700
Provident Financial Holdings, Inc.	1,081	20,031
Selective Insurance Group, Inc.	617	25,729
Sierra Bancorp	3,100	82,956
Stonegate Bank	1,800	81,918
SunTrust Banks, Inc.	10,300	585,246
Validus Holdings, Ltd.	17,900	1,020,300
Waterstone Financial, Inc.	2,987	54,065
Wells Fargo & Co.	7,248	408,280
WR Berkley Corp.	1,300	87,373
Total Financials		12,106,179
Health Care—13.1%
Agilent Technologies, Inc.	18,582	909,961
Amgen, Inc.	6,296	986,457
Anika Therapeutics, Inc.*	9,000	454,860
Atrion Corp.	251	122,639
Biogen, Inc.*	1,735	481,011
BioSpecifics Technologies Corp.*	3,495	179,259
Cantel Medical Corp.	8,100	627,021
Charles River Laboratories International, Inc.*	5,950	480,760
Chimerix, Inc.*	101,804	553,814
CR Bard, Inc.	100	23,733
Hologic, Inc.*	13,126	531,997
Humana, Inc.	1,195	237,207
Johnson & Johnson	10,799	1,222,987
Landauer, Inc.	4,747	243,758
Masimo Corp.*	357	26,268
McKesson Corp.	1,199	166,841
Merck & Co., Inc.	3,600	223,164
OraSure Technologies, Inc.*	9,021	79,565
Pfizer, Inc.	8,028	254,728
UnitedHealth Group, Inc.	10,100	1,637,210
WellCare Health Plans, Inc.*	6,578	957,362
Total Health Care		10,400,602
Industrials—12.1%
Alaska Air Group, Inc.	19,109	1,792,806

	Shares	Value
ARC Document Solutions, Inc.*	28,134	$132,511
BWX Technologies, Inc.	27,500	1,140,975
Delta Air Lines, Inc.	20,650	975,506
General Dynamics Corp.	3,600	651,888
General Electric Co.	18,067	536,590
The Greenbrier Cos., Inc.[1]	14,280	624,750
Hawaiian Holdings, Inc.*	1,800	91,710
Huntington Ingalls Industries, Inc.	6,800	1,318,928
Illinois Tool Works, Inc.	1,400	178,080
Landstar System, Inc.	9,399	795,155
Regal-Beloit Corp.	1,678	121,823
Southwest Airlines Co.	4,500	235,395
The Toro Co.	5,366	316,218
UniFirst Corp.	3,000	383,700
West Corp.	11,132	270,174
Total Industrials		9,566,209
Information Technology—20.6%
Alpha & Omega Semiconductor, Ltd.*	8,690	176,842
Alphabet, Inc., Class A*	706	579,054
Alphabet, Inc., Class C*	763	607,951
Apple, Inc.	17,241	2,092,220
Cisco Systems, Inc.	46,700	1,434,624
Citrix Systems, Inc.*	2,900	264,451
Coherent, Inc.*	5,200	820,196
Facebook, Inc., Class A*	4,700	612,504
Intel Corp.	3,087	113,663
International Business Machines Corp.	3,400	593,368
MasterCard, Inc., Class A	15,580	1,656,621
Microsoft Corp.	23,400	1,512,810
MKS Instruments, Inc.	2,300	151,570
MoneyGram International, Inc.*	3,471	44,082
Motorola Solutions, Inc.	12,100	976,591
NETGEAR, Inc.*	17,300	984,370
Oracle Corp.	1,700	68,187
PC Connection, Inc.	794	21,660
QUALCOMM, Inc.	10,800	577,044
Rudolph Technologies, Inc.*	26,888	617,080
Sapiens International Corp. N.V.	1,846	24,663
TTM Technologies, Inc.*	17,462	258,961
VASCO Data Security International, Inc.*	18,400	279,680

2

AMG FQ Tax-Managed U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—20.6% (continued)
Visa, Inc., Class A	22,400	$1,852,704
Total Information Technology		16,320,896
Materials—4.9%
AdvanSix, Inc.*	25,821	663,341
Bemis Co., Inc.	17,688	861,759
Cabot Corp.	6,538	362,009
Crown Holdings, Inc.*	388	21,018
FutureFuel Corp.	6,085	79,044
Graphic Packaging Holding Co.	25,300	316,503
LyondellBasell Industries N.V., Class A	7,700	718,179
Packaging Corp. of America	9,200	848,056
Total Materials		3,869,909
Real Estate—1.0%
American Homes 4 Rent, Class A, REIT	11,900	265,132
American Tower Corp., REIT	800	82,800
Columbia Property Trust, Inc., REIT	19,187	426,911
Equity Commonwealth, REIT*	1,871	57,702
Total Real Estate		832,545
Telecommunication Services—3.0%
AT&T, Inc.	13,001	548,122
FairPoint Communications, Inc.*	2,317	42,864
IDT Corp., Class B	4,998	95,962
Telephone & Data Systems, Inc.	4,120	126,278
Verizon Communications, Inc.	32,200	1,578,122
Total Telecommunication Services		2,391,348
Utilities—1.7%
American States Water Co.	3,049	133,485
American Water Works Co., Inc.	10,900	800,496
Hawaiian Electric Industries, Inc.	11,304	378,458
Total Utilities		1,312,439
Total Common Stocks (cost $56,590,811)		79,003,369

	Principal Amount	Value
Short-Term Investments—2.9%
Repurchase Agreements—2.4%[2]
BNP Paribas SA, dated 01/31/17, due 02/01/17, 0.520% total to be received $897,031 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 06/01/17—02/01/47, totaling $914,960)	$897,018	$897,018
Citigroup Global Markets, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,000,016 (collateralized by various U.S. Government Agency Obligations, 0.875% - 11.500%, 02/01/17—06/01/52, totaling $1,020,001)	1,000,000	1,000,000
Total Repurchase Agreements		1,897,018
	Shares
Other Investment Companies—0.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47%[3]	442,031	442,031
Total Short-Term Investments (cost $2,339,049)		2,339,049
Total Investments—102.6% (cost $58,929,860)		81,342,418
Other Assets, less Liabilities—(2.6)%		(2,079,867)
Net Assets—100.0%		$79,262,551

3

AMG FQ U.S. Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2017

	Shares	Value
Common Stocks—100.0%
Consumer Discretionary—14.3%
Amazon.com, Inc.*	404	$332,686
AMC Networks, Inc., Class A*	8,801	504,737
Capella Education Co.	5,292	452,466
Choice Hotels International, Inc.	5,770	320,235
Discovery Communications, Inc., Class C*	14,398	398,969
Extended Stay America, Inc.	28,816	467,107
Garmin, Ltd.[1]	9,468	457,210
Gentex Corp.	42,503	887,888
Graham Holdings Co., Class B	831	431,746
International Speedway Corp., Class A	13,488	494,335
Lear Corp.	3,395	482,396
Lennar Corp., Class B	4,271	153,585
Liberty Media Corp-Liberty SiriusXM, Class A*	12,839	465,285
Liberty Media Corp-Liberty SiriusXM, Class C*	1,093	39,228
Metaldyne Performance Group, Inc.	7,980	188,328
The Michaels Cos., Inc.*	24,200	476,014
Pool Corp.	4,693	495,393
Sirius XM Holdings, Inc.[1]	107,536	507,570
Speedway Motorsports, Inc.	20,555	441,727
Twenty-First Century Fox, Inc., Class B	17,910	555,389
Viacom, Inc., Class A	900	40,725
West Marine, Inc.*	14,572	135,082
Total Consumer Discretionary		8,728,101
Consumer Staples—9.7%
Brown-Forman Corp., Class A	7,879	368,580
Campbell Soup Co.[4]	5,990	372,758
Central Garden and Pet Co.*	2,200	72,270
Central Garden and Pet Co., Class A*	3,480	107,114
Church & Dwight Co., Inc.[4]	11,515	520,708
The Clorox Co.	3,988	478,560
Colgate-Palmolive Co.	9,543	616,287
Ingredion, Inc.	4,049	519,041
Medifast, Inc.	7,786	328,336
Nutraceutical International Corp.	4,191	140,398
PepsiCo, Inc.	8,537	885,970
The Procter & Gamble Co.	1,349	118,172
Spectrum Brands Holdings, Inc.	287	38,283
Tyson Foods, Inc., Class A4	8,882	557,701
US Foods Holding Corp.*	19,364	526,701

	Shares	Value
Wal-Mart Stores, Inc.	4,008	$267,494
Total Consumer Staples		5,918,373
Energy—6.3%
Baker Hughes, Inc.	8,078	509,560
Chevron Corp.[4]	516	57,457
Dril-Quip, Inc.*,1	8,894	553,207
Erin Energy Corp.*	16,111	56,389
Exxon Mobil Corp.[4]	13,336	1,118,757
Kinder Morgan, Inc.	16,496	368,521
Overseas Shipholding Group, Inc., Class A	50,270	246,826
Rowan Cos. PLC, Class A*	24,872	445,706
World Fuel Services Corp.[4]	11,519	512,365
Total Energy		3,868,788
Financials—16.2%
Aspen Insurance Holdings, Ltd.	5,368	302,755
Baldwin & Lyons, Inc., Class B	9,312	223,488
Bank of America Corp.[4]	22,854	517,415
BankFinancial Corp.	7,290	98,196
Berkshire Hathaway, Inc., Class B*,4	10,100	1,657,814
Brown & Brown, Inc.	1,258	53,000
Century Bancorp, Inc., Class A	890	53,667
Charter Financial Corp.	4,316	74,149
Discover Financial Services	1,200	83,136
Donegal Group, Inc., Class A	3,325	54,763
Erie Indemnity Co., Class A	3,500	392,385
Federated Investors, Inc., Class B	16,686	434,003
First American Financial Corp.	951	35,739
First Financial Corp	676	32,685
First Hawaiian, Inc.	14,155	466,973
The Hanover Insurance Group, Inc.	5,357	449,667
Heritage Insurance Holdings, Inc.	2,949	41,817
Independent Bank Corp.	3,164	66,444
JPMorgan Chase & Co.[4]	20,079	1,699,220
Morningstar, Inc.	5,948	452,940
National Western Life Group, Inc., Class A	409	119,898
OneBeacon Insurance Group, Ltd., Class A	2,878	46,710
Prudential Financial, Inc.	5,757	605,118
Santander Consumer USA Holdings, Inc.*	22,062	291,660
Shore Bancshares, Inc.	4,145	66,693
Synovus Financial Corp.	1,480	61,686
TFS Financial Corp.	25,426	444,701

4

AMG FQ U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Financials—16.2% (continued)
Thomson Reuters Corp.	2,772	$124,296
Validus Holdings, Ltd.[4]	14,401	820,857
Wells Fargo & Co.[4]	2,271	127,925
Total Financials		9,899,800
Health Care—11.0%
Agilent Technologies, Inc.	10,842	530,933
AngioDynamics, Inc.*	26,812	431,539
BioSpecifics Technologies Corp.*	8,173	419,193
Bruker Corp.	5,249	124,559
Chimerix, Inc.*	37,720	205,197
Corcept Therapeutics, Inc.*,1	5,134	36,503
Cutera, Inc.*	1,667	30,840
HMS Holdings Corp.*	11,931	216,667
Hologic, Inc.*	12,899	522,796
IDEXX Laboratories, Inc.*	4,324	528,955
iRadimed Corp.*	4,296	39,308
Johnson & Johnson[4]	3,556	402,717
Landauer, Inc.	3,167	162,625
LeMaitre Vascular, Inc.	5,600	127,176
Masimo Corp.*	1,989	146,351
McKesson Corp.	4,200	584,430
Merck & Co., Inc.	13,832	857,446
National Research Corp., Class A	5,732	100,023
OraSure Technologies, Inc.*	24,615	217,104
Pfizer, Inc.	1,454	46,135
Tetraphase Pharmaceuticals, Inc.*	8,181	31,333
Universal American Corp.*	20,217	200,957
Universal Health Services, Inc., Class B	1,027	115,671
Utah Medical Products, Inc.	1,971	122,596
WellCare Health Plans, Inc.*	3,578	520,742
Total Health Care		6,721,796
Industrials—8.9%
Allison Transmission Holdings, Inc.	24,400	853,512
ARC Document Solutions, Inc.*	71,449	336,525
Continental Building Products, Inc.*	4,161	96,743
General Electric Co.	9,481	281,586
The Gorman-Rupp Co.	7,988	259,290
Huntington Ingalls Industries, Inc.	1,837	356,305
Illinois Tool Works, Inc.[4]	7,500	954,000
Ingersoll-Rand PLC	803	63,718

	Shares	Value
International Seaways, Inc.*	12,623	$219,388
Jacobs Engineering Group, Inc.*	528	30,914
Kimball International, Inc., Class B	22,649	378,918
Knoll, Inc.	2,600	67,886
Landstar System, Inc.	3,871	327,487
Regal-Beloit Corp.	6,584	477,998
The Toro Co.	9,266	546,045
Vectrus, Inc.*	2,478	55,854
West Corp.	6,354	154,212
Total Industrials		5,460,381
Information Technology—20.0%
Alphabet, Inc., Class A*,4	685	561,830
Alphabet, Inc., Class C*,4	467	372,101
Apple, Inc.[4]	10,336	1,254,274
Applied Materials, Inc.	17,557	601,327
AVX Corp.	25,543	413,797
Barracuda Networks, Inc.*	4,175	98,071
Booz Allen Hamilton Holding Corp.	9,547	322,880
CDW Corp.	4,361	224,635
Citrix Systems, Inc.*	2,200	200,618
CommScope Holding Co., Inc.*	13,201	499,262
CoreLogic, Inc.*	7,355	259,411
Dolby Laboratories, Inc., Class A	4,729	226,566
EarthLink Holdings Corp.	10,607	67,991
Entegris, Inc.*	22,472	421,350
EVERTEC, Inc.	12,264	209,101
F5 Networks, Inc.*	1,506	201,849
Facebook, Inc., Class A*	1,914	249,432
Global Sources, Ltd.*	3,786	34,831
Hewlett Packard Enterprise Co.	15,670	355,396
HP, Inc.	17,422	262,201
Ixia*	5,622	109,348
Keysight Technologies, Inc.*	3,034	112,470
MasterCard, Inc., Class A	700	74,431
Microsoft Corp.[4]	12,315	796,165
NCI, Inc., Class A	10,777	136,868
NCR Corp.*	11,769	506,302
Novanta, Inc.*	13,637	304,787
Nuance Communications, Inc.*,4	39,658	628,976
Rudolph Technologies, Inc.*	13,234	303,720
Sapiens International Corp. N.V.	13,347	178,316

5

AMG FQ U.S. Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—20.0% (continued)
Synopsys, Inc.*	7,900	$496,831
Teradata Corp.*	17,092	501,821
Texas Instruments, Inc.	8,897	672,079
VeriSign, Inc.*,1	3,819	306,322
VMware, Inc., Class A*,1	1,144	100,146
The Western Union Co.	8,396	164,394
Total Information Technology		12,229,899
Materials—4.5%
AdvanSix, Inc.*	3,448	88,579
Air Products & Chemicals, Inc.	1,124	157,090
Cabot Corp.[4]	9,800	542,626
Celanese Corp., Series A	6,077	512,899
Crown Holdings, Inc.*	9,241	500,585
FutureFuel Corp.	27,531	357,628
Greif, Inc., Class B	504	35,885
KMG Chemicals, Inc.	12,923	476,342
United States Lime & Minerals, Inc.	736	55,936
Total Materials		2,727,570
Real Estate—2.0%
Equity Commonwealth, REIT*	16,518	509,415
FRP Holdings, Inc., REIT*	1,642	64,038
Piedmont Office Realty Trust, Inc., Class A, REIT	7,713	167,526
Retail Properties of America, Inc., Class A, REIT	31,053	464,863
Total Real Estate		1,205,842
Telecommunication Services—5.5%
AT&T, Inc.	28,275	1,192,074
Telephone & Data Systems, Inc.	15,855	485,956
United States Cellular Corp.*	10,506	468,463
Verizon Communications, Inc.[4]	24,336	1,192,707
Total Telecommunication Services		3,339,200
Utilities—1.6%
AES Corp.	42,381	484,839

	Shares	Value
Avangrid, Inc.	1,935	$75,078
DTE Energy Co.	1,633	161,079
Xcel Energy, Inc.	5,400	223,128
Total Utilities		944,124
Total Common Stocks (cost $55,956,560)		61,043,874
	Contracts
Purchased Options—0.3%
S&P 500 Puts, 2,010 Strike Price, Expiration 02/17/17	90	7,650
S&P 500 Puts, 2,100 Strike Price, Expiration 03/17/17	90	55,350
S&P 500 Puts, 2,100 Strike Price, Expiration 04/21/17	92	133,860
Total Purchased Options (cost $553,918)		196,860

	Principal Amount
Short-Term Investments—1.7%
Repurchase Agreements—1.6%[2]
Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $963,261 (collateralized by various U.S. Government Agency Obligations, 0.000%—10.000%, 02/01/17—12/20/66, totaling $982,511)	$963,246	963,246

	Shares
Other Investment Companies—0.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47%[3]	102,202	102,202
Total Short-Term Investments (cost $1,065,448)		1,065,448
Total Investments—102.0% (cost $57,575,926)		62,306,182
Other Assets, less Liabilities—(2.0)%		(1,233,085)
Net Assets—100.0%		$61,073,097

6

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2017

	Shares	Value
Exchange Traded Funds—61.4%
iShares Barclays TIPS Bond Fund[4]	78,535	$8,967,126
iShares Global Infrastructure[1]	35,253	1,400,249
iShares iBoxx $ High Yield Corporate Bond Fund[1]	117,278	10,243,061
iShares iBoxx $ Investment Grade Corporate Bond[4]	86,484	10,148,897
Materials Select Sector SPDR Fund[1]	26,724	1,388,579
SPDR Citi International Government Inflation-Protected Bond[4]	30,474	1,623,655
VanEck Vectors Gold Miners[1]	58,391	1,397,297
VanEck Vectors Natural Resource[1]	40,706	1,365,255
Vanguard REIT[4]	60,766	5,005,295
Total Exchange Traded Funds (cost $41,600,585)		41,539,414

	Notes
Exchange Traded Notes—11.6%
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38	63,199	1,404,282
Goldman Sachs, Connect S&P GSCI Enhanced Commodity Index Total Return, 05/08/37	43,514	1,004,303
iPath Bloomberg Commodity Index Total Return, 06/12/36[1]	110,664	2,682,495
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22	533,022	2,787,705
Total Exchange Traded Notes (cost $8,892,559)		7,878,785

	Number of Contracts
Purchased Options—0.4%
EURO STOXX 50 Puts, 2,600 Strike Price, Expiration 03/17/17	11	273
EURO STOXX 50 Puts, 2,700 Strike Price, Expiration 03/17/17	131	5,515
EURO STOXX 50 Puts, 2,900 Strike Price, Expiration 06/16/17	124	84,064
EURO STOXX 50 Puts, 3,000 Strike Price, Expiration 02/17/17	120	5,052
S&P 500 Puts, 2,010 Strike Price, Expiration 02/17/17	73	6,205
S&P 500 Puts, 2,095 Strike Price, Expiration 03/17/17	8	4,760
S&P 500 Puts, 2,100 Strike Price, Expiration 03/17/17	65	39,975
S&P 500 Puts, 2,100 Strike Price, Expiration 04/21/17	83	120,765
S&P 500 Puts, 2,120 Strike Price, Expiration 03/17/17	4	2,640
S&P 500 Puts, 2,130 Strike Price, Expiration 02/17/17	5	1,180
Total Purchased Options (cost $658,831)		270,429

7

AMG FQ Global Risk-Balanced Fund
Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government Obligations - 17.6%
United States Treasury Bills, 0.480%, 02/23/17[5,6]	$1,500,000	$1,499,576
United States Treasury Bills, 0.515%, 03/23/17[4,5,6]	2,000,000	1,998,740
United States Treasury Bills, 0.520%, 02/16/17[4,5,6]	4,000,000	3,999,256
United States Treasury Bills, 0.530%, 04/20/17[5]	1,400,000	1,398,551
United States Treasury Bills, 0.605%, 05/25/17[5]	1,500,000	1,497,634
United States Treasury Bills, 0.610%, 06/01/17[5]	1,500,000	1,497,450
Total U.S. Government Obligations (cost $11,891,499)		11,891,207
Short-Term Investments - 17.7%
Repurchase Agreements - 8.2%[2]
Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,313,856 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $1,340,113)	1,313,836	1,313,836
Daiwa Capital Markets America, dated 01/31/17, due 02/01/17, 0.580% total to be received $1,313,857 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/16/17 - 09/09/49, totaling $1,340,113)	1,313,836	1,313,836
Nomura Securities International, Inc., dated 01/31/17, due 02/01/17, 0.550% total to be received $1,313,856 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 02/10/17 - 12/20/66, totaling $1,340,113)	1,313,836	1,313,836
RBC Dominion Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,313,856 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.000%, 03/01/37 - 01/01/47, totaling $1,340,113)	1,313,836	1,313,836
Royal Bank of Scotland PLC, dated 01/31/17, due 02/01/17, 0.540% total to be received $276,421 (collateralized by various U.S. Government Agency Obligations, 0.494% - 3.500%, 07/31/18 - 05/15/20, totaling $281,949)	276,417	276,417
Total Repurchase Agreements		5,531,761

	Shares
Other Investment Companies - 9.5%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47%[3]	6,423,231	6,423,231
Total Short-Term Investments (cost $11,954,992)		11,954,992
Total Investments - 108.7% (cost $74,998,466)		73,534,827
Other Assets, less Liabilities - (8.7)%		(5,854,979)
Net Assets - 100.0%		$67,679,848

8

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follow:

Fund	Cost	Appreciation	Depreciation	Net
AMG FQ Tax-Managed U.S. Equity Fund	$58,938,083	$22,758,598	$(354,263)	$22,404,335
AMG FQ U.S. Equity Fund	57,585,117	6,463,495	(1,742,430)	4,721,065
AMG FQ Global Risk-Balanced Fund	76,050,442	556,217	(3,071,832)	(2,515,615)

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Tax-Managed U.S. Equity Fund	$1,848,482	2.3%
AMG FQ U.S. Equity Fund	940,154	1.5%
AMG FQ Global Risk-Balanced Fund	5,385,281	8.0%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Some or all of these securities were held as collateral for written options as of January 31, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ U.S. Equity Fund	$11,676,027	19.1%
AMG FQ Global Risk-Balanced Fund	17,555,992	25.9%

[5]	Represents yield to maturity at January 31, 2017.
[6]	Some or all of these securities were held as collateral for futures contracts. The market value of collateral at January 31, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Global Risk-Balanced Fund	$5,448,664	8.1%

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all

9

Notes to Schedules of Portfolio Investments (continued)

available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of January 31, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks†	$79,003,369	—	—	$79,003,369
Short-Term Investments
Repurchase Agreements	—	$1,897,018	—	1,897,018
Other Investment Companies	442,031	—	—	442,031

Total Investments in Securities	$79,445,400	$1,897,018	—	$81,342,418

10

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ U.S. Equity Fund
Investments in Securities
Common Stocks†	$61,043,874	—	—	$61,043,874
Purchased Options	196,860	—	—	196,860
Short-Term Investments
Repurchase Agreements	—	$963,246	—	963,246
Other Investment Companies	102,202	—	—	102,202

Total Investments in Securities	$61,342,936	$963,246	—	$62,306,182

Financial Derivative Instruments-Assets††
Equity Contracts	$3,211	—	—	$3,211

Financial Derivative Instruments-Liabilities††
Equity Contracts	(205,073)	—	—	(205,073)

Total Financial Derivative Instruments	$(201,862)	—	—	$(201,862)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Global Risk-Balanced Fund
Investments in Securities
Exchange Traded Funds†††	$41,539,414	—	—	$41,539,414
Exchange Traded Notes†††	7,878,785	—	—	7,878,785
Purchased Options	270,429	—	—	270,429
U.S. Government Obligations	—	$11,891,207	—	11,891,207
Short-Term Investments
Repurchase Agreements	—	5,531,761	—	5,531,761
Other Investment Companies	6,423,231	—	—	6,423,231

Total Investments in Securities	$56,111,859	$17,422,968	—	$73,534,827

Financial Derivative Instruments-Assets††
Equity Contracts	$887,645	—	—	$887,645
Interest Rate Contracts	87,022	—	—	87,022

	974,667	—	—	974,667

Financial Derivative Instruments-Liabilities††
Equity Contracts	(344,913)	—	—	(344,913)
Interest Rate Contracts	(88,210)	—	—	(88,210)

	(433,123)	—	—	(433,123)

Total Financial Derivative Instruments	$541,544	—	—	$541,544

†	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Fund’s schedule of Portfolio Investments.

11

Notes to Schedules of Portfolio Investments (continued)

††	Derivative instruments, such as futures and written options are not reflected in the Schedule of Portfolio Investments. Futures are valued at the unrealized appreciation/depreciation of the instrument and written options are shown at value.
†††	All exchange traded funds and exchange traded notes held in a Fund are level 1 securities. For a detailed listing of these securities, please refer to the respective Fund’s Schedule of Portfolio Investments.

As of January 31, 2017, the Funds had no significant transfers between levels from the beginning of the reporting period.

At January 31, 2017, the following Funds had open written options contracts:

AMG FQ U.S. Equity Fund—Written Option Contracts
Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	2,320	02/17/17	90	$35,865	$10,755
S&P 500 Index (Call)	2,400	04/21/17	92	39,422	2,162
S&P 500 Index (Call)	2,410	03/17/17	90	53,865	45,225
S&P 500 Index (Put)	1,970	02/17/17	90	134,865	129,015
S&P 500 Index (Put)	2,045	03/17/17	90	139,365	106,740
S&P 500 Index (Put)	2,060	04/21/17	92	147,062	51,474

Totals				$550,444	$345,371

AMG FQ Global Risk-Balanced Fund—Written Option Contracts
Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
EURO STOXX 50 (Call)	3,375	03/17/17	22	$6,863	$3,016
EURO STOXX 50 (Call)	3,400	03/17/17	120	31,592	16,824
EURO STOXX 50 (Call)	3,475	02/17/17	120	15,862	15,603
EURO STOXX 50 (Call)	3,525	06/16/17	42	12,266	4,513
EURO STOXX 50 (Call)	3,550	06/16/17	82	20,159	7,589
EURO STOXX 50 (Put)	2,400	03/17/17	11	3,497	3,414
EURO STOXX 50 (Put)	2,500	03/17/17	131	40,160	38,322
EURO STOXX 50 (Put)	2,700	06/16/17	124	37,117	(7,190)
EURO STOXX 50 (Put)	2,850	02/17/17	120	14,478	13,312
S&P 500 Index (Call)	2,320	02/17/17	73	29,046	8,679
S&P 500 Index (Call)	2,375	02/17/17	5	1,989	1,774
S&P 500 Index (Call)	2,390	03/17/17	4	892	271
S&P 500 Index (Call)	2,400	04/21/17	83	35,515	1,900

12

Notes to Schedules of Portfolio Investments (continued)

Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	2,410	03/17/17	73	$43,006	$35,998
S&P 500 Index (Put)	1,970	02/17/17	73	109,346	104,601
S&P 500 Index (Put)	2,040	03/17/17	8	11,583	7,959
S&P 500 Index (Put)	2,045	03/17/17	65	100,613	77,051
S&P 500 Index (Put)	2,060	04/21/17	83	132,625	46,388
S&P 500 Index (Put)	2,080	02/17/17	5	4,989	4,339
S&P 500 Index (Put)	2,085	03/17/17	4	3,112	892

Totals				$654,710	$385,255

Transactions in written put and call options for the period ended January 31, 2017, were as follows:

AMG FQ U.S. Equity Fund
	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2016	556	$663,626
Options written	554	561,179
Options exercised/expired/closed	(566)	(674,361)

Options outstanding at January 31, 2017	544	$550,444

AMG FQ Global Risk-Balanced Fund
	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2016	1,347	$843,032
Options written	1,222	615,092
Options exercised/expired/closed	(1,321)	(803,414)

Options outstanding at January 31, 2017	1,248	$654,710

All futures contracts are exchange traded. At January 31, 2017, the following Funds had open futures contracts:

AMG FQ U.S. Equity Fund-Futures Contracts
Type	Number of Contracts	Position	Expiration Date	Unrealized Gain
S&P 500 E-MINI Index	2	Long	03/17/17	$3,211

13

Notes to Schedules of Portfolio Investments (continued)

AMG FQ Global Risk-Balanced Fund—Futures Contracts
Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Australia 10-Year Bond	AUD	47	Long	03/15/17	$48,148
Australian SPI 200 Index	AUD	37	Long	03/16/17	25,833
Canadian 10-Year Bond	CAD	43	Long	03/31/17	(50,979)
E-Mini MSCI Index	USD	184	Long	03/17/17	292,142
EURO STOXX 50	EUR	303	Long	03/17/17 to 06/16/17	305,998
FTSE 100 Index	GBP	33	Long	03/17/17	71,564
Hang Seng Index	HKD	14	Long	02/27/17	28,838
Russell 2000® Mini Index	USD	145	Long	03/17/17	(75,458)
S&P 500 E-Mini FUT Index	USD	31	Long	03/17/17	53,595
S&P/TSX 60 Index	CAD	25	Long	03/17/17	10,357
TOPIX Index	JPY	21	Long	03/10/17	99,318
U.K. 10-Year Gilt	GBP	40	Long	03/31/17	38,874
U.S. Treasury Long Bond	USD	49	Long	03/31/17	(37,231)

				Total	$810,999

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

REIT:	Real Estate Investment Trust
TIPS:	Treasury Inflation-Protected Securities
SPDR:	Standard & Poor’s Depositary Receipt
PLC:	Public Limited Company

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound

14

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: March 30, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: March 30, 2017